Offerings	Dec. 03, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants to Purchase Equity Securities
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Warrants to Purchase Debt Securities
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Share Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Share Purchase or Equity Units
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,622,100,335.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 224,012.06
Offering Note	(a) There are being registered under the Registration Statement to which this exhibit is attached (this "Registration Statement") such indeterminate amount of Debt Securities of TELUS Corporation (the "Registrant") and such indeterminate number of Preferred Shares, Common Shares, Warrants to Purchase Equity Securities, Warrants to Purchase Debt Securities, Share Purchase Contracts, Share Purchase or Equity Units and Subscription Receipts of the Registrant as shall have an aggregate initial offering price (estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act) not to exceed $2,845,200,000 (or its equivalent in any other currency used to denominate the securities) (converted from C$4,000,000,000 at an exchange rate of C$1.00 = $0.7113, which was the daily exchange rate as reported by the Bank of Canada on November 26, 2025), including securities that are to be offered outside the United States but may be resold from time to time in the United States in transactions subject to registration under the Securities Act of 1933, as amended (the "Securities Act"). See Table 3. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.